Bramshill Income Performance Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 39.6%	Par	Value
Aerospace/Defense - 0.7%
RTX Corp., 3.03%, 03/15/2052	$11,930,000	$7,816,690

Banks - 9.0%
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027	13,282,000	13,288,797
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	11,782,000	11,634,016
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	4,963,000	3,845,082
Citigroup, Inc., 1.46% to 06/09/2026 then SOFR + 0.77%, 06/09/2027	24,300,000	24,025,026
Goldman Sachs Group, Inc., 3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	7,694,000	5,993,846
JPMorgan Chase & Co.
1.04% to 02/04/2026 then 3 mo. Term SOFR + 0.70%, 02/04/2027	20,000,000	19,945,433
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	3,500,000	3,474,307
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	11,235,000	9,895,602
Wells Fargo & Co.
3.00%, 04/22/2026	6,878,000	6,859,654
3.00%, 10/23/2026	2,785,000	2,765,373
		101,727,136

Biotechnology - 0.8%
Biogen, Inc., 3.15%, 05/01/2050	13,266,000	8,608,076

Chemicals - 0.8%
LYB International Finance III LLC, 3.63%, 04/01/2051	14,250,000	9,246,393

Diversified Finan Serv - 1.7%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	11,043,000	11,164,260
Nasdaq, Inc., 3.25%, 04/28/2050	11,170,000	7,801,698
		18,965,958

Electric - 10.8%
American Electric Power Co., Inc.
3.25%, 03/01/2050	8,022,000	5,368,282
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	7,113,000	7,064,670
6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	14,106,000	13,866,409
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	6,912,000	4,310,824
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	7,507,000	8,157,114
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	18,965,000	19,741,030
Duke Energy Corp., 3.30%, 06/15/2041	13,599,000	10,550,259
NextEra Energy Capital Holdings, Inc.
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	14,323,000	14,794,155
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	10,781,000	11,364,303
Pacific Gas and Electric Co., 3.50%, 08/01/2050	11,683,000	7,923,682
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055	17,922,000	18,715,240
		121,855,968

Insurance - 1.9%
Arch Capital Group Ltd., 3.64%, 06/30/2050	8,332,000	6,221,187
Athene Holding Ltd., 3.95%, 05/25/2051	12,691,000	8,941,291
Reinsurance Group of America, Inc.
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052 (a)	223,635	5,689,274
5.75% to 06/15/2026 then 3 mo. LIBOR USD + 4.04%, 06/15/2056 (a)(b)	5,330	132,291
		20,984,043

Internet - 0.4%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051	6,710,000	4,581,686

Media - 0.7%
Charter Communications Operating LLC, 3.50%, 06/01/2041	11,373,000	8,119,183

Oil&Gas - 3.5%
BP Capital Markets America, Inc., 3.00%, 03/17/2052	7,106,000	4,563,795
Occidental Petroleum Corp.
4.50%, 07/15/2044 (c)	2,586,000	2,062,155
4.40%, 04/15/2046	1,183,000	940,483
4.10%, 02/15/2047	7,564,000	5,467,849
4.20%, 03/15/2048	730,000	550,043
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	20,245,000	20,172,938
Valero Energy Corp., 3.65%, 12/01/2051	8,488,000	5,909,131
		39,666,394

Pipelines - 1.7%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	3,783,000	4,339,965
Kinder Morgan, Inc., 3.25%, 08/01/2050	9,664,000	6,448,060
Williams Cos., Inc., 3.50%, 10/15/2051	11,370,000	7,969,463
		18,757,488

Private Equity - 0.3%
Carlyle Finance LLC, 4.63%, 05/15/2061 (a)(c)	178,699	3,055,753
KKR Group Finance Co. IX LLC, 4.63%, 04/01/2061 (a)	3,891	67,976
		3,123,729

REITS - 3.1%
American Tower Corp., 2.95%, 01/15/2051	8,015,000	5,145,992
Rithm Capital Corp., 8.00%, 04/01/2029 (d)	21,228,000	21,810,198
Simon Property Group LP, 3.25%, 09/13/2049	11,762,000	8,155,683
		35,111,873

Retail - 1.3%
Macy's Retail Holdings LLC
5.13%, 01/15/2042	2,894,000	2,376,983
4.30%, 02/15/2043	6,258,000	4,498,458
Starbucks Corp., 3.50%, 11/15/2050	10,377,000	7,314,906
		14,190,347

Semiconductors - 0.8%
Micron Technology, Inc., 3.48%, 11/01/2051	12,699,000	8,982,828

Software - 1.4%
Oracle Corp.
3.60%, 04/01/2040	11,855,000	8,827,531
3.85%, 04/01/2060	11,803,000	7,247,312
		16,074,843

Telecommunications - 0.7%
Verizon Communications, Inc., 2.88%, 11/20/2050	12,914,000	8,062,150
TOTAL CORPORATE BONDS (Cost $436,216,157)		445,874,785

EXCHANGE TRADED FUNDS - 21.1%	Shares	Value
Equable Shares Hedged Equity ETF (c)	209,523	6,146,315
Invesco Senior Loan ETF (c)	200,000	4,200,000
Invesco Ultra Short Duration ETF	723	36,331
iShares 0-5 Year High Yield Corporate Bond ETF	1,580,364	67,750,205
iShares 0-5 Year Investment Grade Corporate Bond ETF	130,872	6,635,210
iShares 20+ Year Treasury Bond ETF	331,738	28,914,284
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	100,000	11,019,000
iShares Preferred and Income Securities ETF (c)	795,104	24,616,420
iShares Short Duration Bond Active ETF	955	48,801
JPMorgan Ultra-Short Income ETF	780,797	39,500,520
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (c)	106,310	10,667,145
SPDR Blackstone Senior Loan ETF	100,000	4,127,000
State Street SPDR Portfolio Long Term Corporate Bond ETF	263,706	5,954,481
VanEck Long Muni ETF (c)	128,000	2,243,968
Vanguard Long-Term Corporate Bond ETF (c)	41,519	3,149,216
Vanguard Ultra Short Bond ETF	456,990	22,776,382
TOTAL EXCHANGE TRADED FUNDS (Cost $239,475,455)		237,785,278

U.S. TREASURY SECURITIES - 17.0%	Par	Value
United States Treasury Note/Bond
1.25%, 05/15/2050	53,819,000	25,914,059
1.38%, 08/15/2050	53,455,000	26,434,124
1.63%, 11/15/2050	71,014,000	37,490,399
4.13%, 08/15/2053	113,790,000	101,206,426
TOTAL U.S. TREASURY SECURITIES (Cost $202,274,872)		191,045,008

PREFERRED STOCKS - 13.9%	Shares	Value
Banks - 1.5%
Bank of America Corp. Depositary Shares, 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	4,882,000	4,889,697
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	5,671,000	5,984,283
Goldman Sachs Group, Inc. Depositary Shares, 7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	3,728,000	3,748,112
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (d)	1,977,000	2,175,147
		16,797,239

Closed-end Funds - 0.3%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual (a)	166,284	3,565,129
Virtus Convertible & Income Fund II, 5.50%, Perpetual (a)	7,743	159,041
		3,724,170

Diversified Finan Serv - 1.4%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	16,211,000	15,475,490

Electric - 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual (a)	273,839	4,997,562

Insurance - 2.6%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual (a)	178,012	4,683,496
Lincoln National Corp. Depositary Shares	–	$–
9.25% to 3/1/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	13,551,000	14,559,750
Series D, 9.00%, Perpetual (a)	376,070	10,089,958
		29,333,204

Investment Companies - 1.2%
Brookfield Oaktree Holdings LLC	–	$–
Series A, 6.63%, Perpetual (a)	197,950	4,152,991
Series B, 6.55%, Perpetual (a)	464,808	9,598,285
		13,751,276

Oil&Gas - 3.0%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	33,848,000	33,700,230

Pipelines - 0.4%
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	4,175,000	4,292,422

REITS - 3.1%
AGNC Investment Corp., Series H, 8.75%, Perpetual	270,962	6,839,081
AGNC Investment Corp. Depositary Shares	–	$–
Series C, 9.28% (3 mo. Term SOFR + 5.37%), Perpetual	60,862	1,537,374
Series F, 8.86% (3 mo. Term SOFR + 4.96%), Perpetual	620,862	15,235,953
Annaly Capital Management, Inc., Series I, 8.90% (3 mo. Term SOFR + 5.25%), Perpetual	422,022	10,791,103
		34,403,511
TOTAL PREFERRED STOCKS (Cost $159,275,292)		156,475,104

CLOSED-END FUNDS - 2.5%	Shares	Value
Invesco Senior Income Trust	931,089	3,044,661
Nuveen AMT-Free Quality Municipal Income Fund (c)	637,432	7,413,334
Nuveen Quality Municipal Income Fund (c)	581,675	6,991,734
PIMCO Municipal Income Fund II	1,465,007	11,046,153
TOTAL CLOSED-END FUNDS (Cost $28,360,526)		28,495,882

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	59,740,310	59,740,310
TOTAL MONEY MARKET FUNDS (Cost $59,740,310)		59,740,310

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	32,923,406	32,923,406
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,923,406)		32,923,406

U.S. TREASURY BILLS - 0.2%	Par	Value
3.79%, 03/31/2026 (f)	2,442,000	2,421,069
TOTAL U.S. TREASURY BILLS (Cost $2,419,420)		2,421,069

TOTAL INVESTMENTS - 102.5% (Cost $1,160,685,438)		1,154,760,842
Liabilities in Excess of Other Assets - (2.5)%		(28,540,009)
TOTAL NET ASSETS - 100.0%		$1,126,220,833

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $31,866,086.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $23,985,345 or 2.1% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	The rate shown is the annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Bramshill Income Performance Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$445,874,785	$–	$445,874,785
Exchange Traded Funds	237,785,278	–	–	237,785,278
U.S. Treasury Securities	–	191,045,008	–	191,045,008
Preferred Stocks	71,649,973	84,825,131	–	156,475,104
Closed-End Funds	28,495,882	–	–	28,495,882
Money Market Funds	59,740,310	–	–	59,740,310
Investments Purchased with Proceeds from Securities Lending	32,923,406	–	–	32,923,406
U.S. Treasury Bills	–	2,421,069	–	2,421,069
Total Investments	$430,594,849	$724,165,993	$–	$1,154,760,842

Refer to the Schedule of Investments for further disaggregation of investment categories.